Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Consolidated Statement of Cash Flows.
Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow

The following chart describes non-cash transactions related to the Consolidated Statement of Cash Flows:

Amounts in US$‘000	Note	2025	2024	2023
Increase in asset retirement obligation	27	1,326	2,162	7,374
Increase in provisions for other long-term liabilities		2,700	157	2,370
Purchase of property, plant and equipment on deferred terms		—	—	(7,864)
Additions / changes in estimates of right-of-use assets	26	239	2,603	137

Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow

Changes in working capital shown in the Consolidated Statement of Cash Flows are disclosed as follows:

Amounts in US$‘000	2025	2024	2023
(Increase) Decrease in Inventories	(1,886)	1,664	(1,330)
Decrease in Trade receivables	1,071	23,876	6,820
Decrease (Increase) in Prepayments and other receivables and Other assets (a)	22,592	(48,865)	(33,328)
Customer advance payments (b)	(149,818)	152,000	—
(Decrease) Increase in Trade and other payables	(35,268)	(8,734)	1,413
	(163,309)	119,941	(26,425)
(a)	Includes withholding taxes from clients for US$ 14,477,000, US$ 18,619,000 and US$ 27,558,000, in 2025, 2024 and 2023, respectively, an advance payment for midstream capacity in Argentina of US$ 16,084,000 in 2024, and its subsequent reimbursement in May 2025 (see Note 34.5), and a security deposit granted in 2024 in relation to the proposed acquisition of certain Repsol exploration and production assets in Colombia which was fully recovered in January 2025 (see Note 34.6), among others.
(b)	Partial repayment in 2025 of an advance payment drawn in 2024 from the offtake and prepayment agreement with Vitol (see Note 29.1).

Schedule of reconciliation of liabilities arising from cash flow activities

The following chart shows the movements in the borrowings and lease liabilities for each of the periods presented:

		Lease
Amounts in US$‘000	Borrowings	Liabilities	Total
As of January 1, 2023	497,642	32,051	529,693
Addition to lease liabilities	—	137	137
Accrual of borrowing's interests	30,839	—	30,839
Exchange difference	—	7,061	7,061
Divestments (Note 34.7)	—	(26)	(26)
Foreign currency translation	—	174	174
Unwinding of discount	—	3,168	3,168
Interest paid	(27,500)	—	(27,500)
Lease payments	—	(10,267)	(10,267)
As of December 31, 2023	500,981	32,298	533,279
Addition to lease liabilities	—	2,603	2,603
Proceeds from borrowings	10,728	—	10,728
Accrual of borrowing's interests	31,088	—	31,088
Exchange difference	—	(3,283)	(3,283)
Divestments (Note 34.7)	—	(502)	(502)
Foreign currency translation	3	(346)	(343)
Unwinding of discount	—	2,928	2,928
Principal paid	(731)	—	(731)
Interest paid	(27,736)	—	(27,736)
Lease payments	—	(7,775)	(7,775)
As of December 31, 2024	514,333	25,923	540,256
Addition to lease liabilities	—	239	239
Proceeds from borrowings	553,000	—	553,000
Accrual of borrowing's interests	49,298	—	49,298
Exchange difference	19	3,057	3,076
Divestments (Notes 34.2)	—	(250)	(250)
Unwinding of discount	—	2,759	2,759
Principal paid	(512,629)	—	(512,629)
Interest paid	(41,523)	—	(41,523)
Borrowings cancellation gain, net	(3,917)	—	(3,917)
Bond emission expenditures	(5,034)	—	(5,034)
Lease payments	—	(5,733)	(5,733)
As of December 31, 2025	553,547	25,995	579,542